Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

(All Share Classes)

(each, a "Fund" and collectively, the "Funds")

Supplement dated November 1, 2018

to the Summary Prospectuses and Prospectuses

dated November 1, 2018

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

Although Fund level limited offering provisions for the JPMorgan Mid Cap Value Fund (the "Mid Cap Value Fund") are being lifted, the Class L Shares of the Mid Cap Value Fund will be subject to the limited offering provisions for Class L Shares contained in the prospectus.

Until November 23, 2018, the following provisions will be applicable to each Fund:

Risk/Return Summary Changes

The following is included immediately before "What is the goal of the Fund?" in the "Risk/Return Summary" section for each Fund, except for the Class L Shares of the Mid Cap Value Fund:

Currently, the Fund is publicly offered on a limited basis. (See "Funds Subject to a Limited Offering Changes" below for more information.)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES
FOR FUTURE REFERENCE

JPMorgan Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

(All Share Classes)

(each, a "Fund" and collectively, the "Funds")

Supplement dated November 1, 2018

to the Summary Prospectuses and Prospectuses

dated November 1, 2018

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

Although Fund level limited offering provisions for the JPMorgan Mid Cap Value Fund (the "Mid Cap Value Fund") are being lifted, the Class L Shares of the Mid Cap Value Fund will be subject to the limited offering provisions for Class L Shares contained in the prospectus.

Until November 23, 2018, the following provisions will be applicable to each Fund:

Risk/Return Summary Changes

The following is included immediately before "What is the goal of the Fund?" in the "Risk/Return Summary" section for each Fund, except for the Class L Shares of the Mid Cap Value Fund:

Currently, the Fund is publicly offered on a limited basis. (See "Funds Subject to a Limited Offering Changes" below for more information.)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES
FOR FUTURE REFERENCE